Rule 497 (k)
                                                             File No. 333-182308


                                                     FIRST TRUST
FIRST TRUST                                          EXCHANGE-TRADED FUND VI
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SUMMARY PROSPECTUS

First Trust Dorsey Wright International Focus 5 ETF

Ticker Symbol:        IFV
Exchange:             NASDAQ(R)





Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/retail/ETF/ETFfundnews.aspx?Ticker=IFV. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. The Fund's prospectus, dated July 23, 2014, as supplemented on July 25, 2014, and statement of additional information, dated July 23, 2014, are all incorporated by reference into this Summary Prospectus.





INVESTMENT OBJECTIVE

The First Trust Dorsey Wright International Focus 5 ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the "Index").




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         July 23, 2014,
as supplemented on July 25, 2014
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FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                        None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
  Management Fees                                                      0.30%
  Distribution and Service (12b-1) Fees(1)                             0.00%
  Other Expenses(2)                                                    0.00%
  Acquired Fund Fees and Expenses(2)                                   0.80%
                                                                     ----------
  Total Annual Fund Operating Expenses                                 1.10%


  EXAMPLE

  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until July 17, 2016 and thereafter at 1.35% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR          3 YEARS

                             $112            $377

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   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before July 17, 2016.

   (2) "Other Expenses" and "Acquired Fund Fees and Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.


  PORTFOLIO TURNOVER

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the exchange-traded funds ("ETFs") that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P., the Fund's investment advisor ("First Trust" or the "Advisor"). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust, the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is owned and was developed by Dorsey, Wright & Associates, LLC (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The Index Provider has retained The NASDAQ OMX(R) Group, Inc. ("NASDAQ OMX(R)") to calculate and maintain the Index.

The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. Relative strength measures the price performance of a security versus a market average, another security or universe of securities. A security's relative strength can improve if it rises more than the market in an uptrend, or goes down less than the market in a downtrend. With respect to the Index, the Index Provider uses relative strength to evaluate the momentum of certain First Trust country/region-based ETFs to determine the five ETFs that have the highest level of momentum, which the Index Provider considers to have the greatest probability of outperforming the other First Trust country/region-based ETFs. The Index Provider selects the Index's potential inventory and uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider performs its analysis within shorter time periods, usually weekly, and takes into account a variety of factors to track movements and trends of securities prices over longer time periods, usually a month or more. The Index Provider has constructed the Index to identify longer term trends though a series of observations, which are used to determine the inputs for the relative strength analysis.

Security selection for the Index will be conducted in the following manner:

      1. The selection universe of the Index begins with all of the First Trust ETFs.

      2. The Index Provider then identifies the First Trust ETFs that are designed to target a specific country or region, or that have a significant overweight towards a particular country or region.

      3. The components of the Index's potential inventory are then ranked using a relative strength methodology that is based upon each ETF's market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of a security versus another security.

      4. The Index Provider then selects the five top-ranking First Trust ETFs according to the proprietary relative strength methodology for inclusion in the Index.

      5. The Index is evaluated on a weekly basis, and the five positions within the Index are held as long as those positions continue to suggest that they will outperform the majority of the inventory of other potential First Trust ETFs on a relative basis. An Index component will only be removed if it falls to the bottom half of the universe of First Trust ETFs according to the Index Provider's proprietary relative strength methodology. An ETF is only added to the Index when a current member is removed. The Index will always be comprised of five First Trust ETFs. When an addition or deletion is made to the Index, the Index is rebalanced so that each position is equally weighted.

For more information regarding the Index, please refer to the "Index Information" section of the prospectus.

As of July 10, 2014, the Index was comprised of the following First Trust ETFs:

      1. First Trust Canada AlphaDEX(R) Fund (FCAN)

      2. First Trust Germany AlphaDEX(R) Fund (FGM)

      3. First Trust Switzerland AlphaDEX(R) Fund (FSZ)

      4. First Trust United Kingdom AlphaDEX(R) Fund (FKU)

      5. First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

The ETFs in which the Fund invests hold non-U.S. equity securities of all market capitalization ranges. In general, "non-U.S." shall mean securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), American depositary shares ("ADSs") or other depositary receipts (collectively, the "Depositary Receipts"). The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AFFILIATED FUND RISK. The Fund invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

CURRENCY RISK. The ETFs in which the Fund invests may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. The ETFs in which the Fund invests hold Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert shares into Depositary Receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

EQUITY SECURITIES RISK. The Fund and the ETFs in which the Fund invests hold equity securities. The value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. The Fund will invest in five First Trust country/region-based ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

MARKET RISK. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

MOMENTUM INVESTING RISK. The Index employs a "momentum" style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. The Fund may be subject to more risk because ETFs in which the Fund invests may be more volatile than a broad cross-section of ETFs or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The ETFs in which the Fund invests hold securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the ETFs included in the Index. As a result of this policy, the ETFs held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities held by the ETFs may be issued by companies concentrated in a particular industry or country/region if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble or a particular industry or country/region is experiencing a downturn or economic turmoil, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The ETFs in which the Fund invests holds securities of small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

PERFORMANCE
The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT

    INVESTMENT ADVISOR
    First Trust Advisors L.P. ("First Trust" or the "Advisor")

    PORTFOLIO MANAGERS
    The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

     o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

     o  Jon C. Erickson, Senior Vice President of First Trust;

     o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

     o  Roger F. Testin, Senior Vice President of First Trust; and

     o  Stan Ueland, Senior Vice President of First Trust.

    Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued for securities in which the Fund invests, and redeemed for securities, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Shares of the Fund will trade on NASDAQ(R) at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


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